Convertible Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Convertible Notes
Convertible Note

Note 6 – Convertible Note

On September 30, 2022, the Company entered into a convertible note agreement for the amount of $54,000, with term of six (6) months from the date of receipt of the funds, at interest rate of 2% per annum. At the sole option of the Lender, all or part of unpaid principal then outstanding may be converted into shares of common stock at any time starting 24 hours after payment at a fixed conversion price of $0.18 per share.  As of June 30, 2024, and December 31, 2023, following is the summary of funds received from the lender:

	Principal		Interest	June 30,	December 31,
Payment date	Amount	Maturity date	Rate	2024	2023
August 11, 2022	$18,000	2/11/2023	2%	$-	$18,000
September 2, 2022	$17,000	3/2/2023	2%	-	17,000
April 1, 2023	$19,000	Due on demand	2%	-	19,000
Total Convertible notes				$-	$54,000
Current portion				-	(54,000)
Long -term portion				$-	$-

During the six months ended June 30, 2024, the Company settled liabilities of $23,400 and converted notes with principal amounts of $54,000 and accrued interest of $1,702 into 456,762 shares of common stock. The fair market value of the common shares converted was $126,655 at the issuance date, as a result, the Company recognized a loss on debt settled by common stock of $103,255.

During the six months ended June 30, 2024 and 2023, the Company recognized interest expenses of $135 and $759, respectively. As of June 30, 2024 and December 31, 2023, the Company owned principal of $0 and $54,000 and accrued interest of $0 and $1,567, respectively.

Note 8 – Convertible Notes

On September 30, 2022, the Company entered into a convertible note agreement for the amount of $54,000, with term of six (6) months from the date of receipt of the funds, at interest rate of 2% per annum. At the sole option of the Lender, all or part of unpaid principal then outstanding may be converted into shares of common stock at any time starting 24 hours after payment at a fixed conversion price of $0.18 per share.  As of December 31, 2023 and 2022, following is the summary of funds received from the lender:

	Principal		Interest	December 31,	December 31,
Payment date	Amount	Maturity date	Rate	2023	2022
August 11, 2022	$18,000	2/11/2023	2%	$18,000	$18,000
September 2, 2022	$17,000	3/2/2023	2%	17,000	17,000
April 1, 2023	$19,000	Due on demand	2%	19,000	-
Total Convertible notes				$54,000	$35,000
Current portion				(54,000)	(35,000)
Long -term portion				$-	$-

On June 9, 2022, the lender paid $19,000 to the Company and it was recorded as an advance from a related party. On April 1, 2023, an amount owing to related party was reclassified to convertible note for $19,000.

During the years ended December 31, 2023 and 2022, the Company recognized interest expense of $1,311 and $255, respectively. As of December 31, 2023 and 2022, the Company owned principal of $54,000 and $35,000 and accrued interest of $1,567 and $255, respectively.